DISAGGREGATED REVENUE	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
DISAGGREGATED REVENUE
NOTE 3 - DISAGGREGATED REVENUE
The Company’s revenues for the years ended December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023
RPO	$67,993	$78,468
Contracting	72,063	82,870

Total Revenue	$140,056	$161,338